Financial Risks Management - Schedule of Trade Receivables is Presented Based on Their Past Due Status (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)
Trade Receivables is Presented Based on Their Past Due Status [Line Items]
Trade receivables	$ 10,117,291	$ 1,302,482	$ 12,675,669
ECL	(2,303,255)		(1,814,615)
Trade receivables, net	7,814,036	1,005,964	10,861,054	$ 1,398,234
Trade receivables, net (in Dollars)	7,814,036	1,005,964	10,861,054	1,398,234
Not past due [Member]
Trade Receivables is Presented Based on Their Past Due Status [Line Items]
Trade receivables	2,285,951		1,950,799
ECL	(49,000)		(28,887)
Trade receivables, net	2,236,951	287,981	1,921,912	247,424
Trade receivables, net (in Dollars)	2,236,951	287,981	1,921,912	247,424
30 days [Member]
Trade Receivables is Presented Based on Their Past Due Status [Line Items]
Trade receivables	610,031		1,304,672
ECL	(13,449)		(18,920)
Trade receivables, net	596,582	76,803	1,285,752	165,526
Trade receivables, net (in Dollars)	596,582	76,803	1,285,752	165,526
31 days to 60 days [Member]
Trade Receivables is Presented Based on Their Past Due Status [Line Items]
Trade receivables	936,183		619,358
ECL	(119,264)		(8,835)
Trade receivables, net	816,919	105,168	610,523	78,598
Trade receivables, net (in Dollars)	816,919	105,168	610,523	78,598
61 days to 90 days [Member]
Trade Receivables is Presented Based on Their Past Due Status [Line Items]
Trade receivables	710,025		1,213,265
ECL	(35,012)		(17,223)
Trade receivables, net	675,013	86,900	1,196,042	153,976
Trade receivables, net (in Dollars)	675,013	86,900	1,196,042	153,976
91 days to 120 days [Member]
Trade Receivables is Presented Based on Their Past Due Status [Line Items]
Trade receivables	201,535		1,995,673
ECL	(20,312)		(24,323)
Trade receivables, net	181,223	23,330	1,971,350	253,788
Trade receivables, net (in Dollars)	181,223	23,330	1,971,350	253,788
>120 days [Member]
Trade Receivables is Presented Based on Their Past Due Status [Line Items]
Trade receivables	5,373,566		5,591,902
ECL	(2,066,218)		(1,716,427)
Trade receivables, net	3,307,348	425,782	3,875,475	498,922
Trade receivables, net (in Dollars)	$ 3,307,348	$ 425,782	$ 3,875,475	$ 498,922